Expense Example	Jan. 30, 2026 USD ($)
Lord Abbett Diversification Shares: Core Completion Fund | LADS: Core Completion Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	0
Lord Abbett Diversification Shares: Core Plus Completion Fund | LADS: Core Plus Completion Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	0
Expense Example, with Redemption, 3 Years	0
Expense Example, with Redemption, 5 Years	0
Expense Example, with Redemption, 10 Years	$ 0